NYSE Euronext

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

May 24, 2011

CERTNYS
001-15242

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	Deutsche Bank Aktiengesellschaft
	Issuer CIK:	0001159508
	Issuer File Number:	001-15242
	Form 8-A Date:	5/24/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 23, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

PowerShares DB 3x Long US Dollar Index Futures Exchange Traded Notes due June 30, 2031

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,